Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Growth Fund
Class Name	Investor Class
Trading Symbol	ZVNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.30%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its benchmark, the Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher-than-benchmark exposure to small and medium capitalized companies and security selection in large capitalized companies contributed to performance during the period. The exposure to small and medium capitalized companies was notable during the second quarter of 2025, as the market sought companies with less exposure to the recent tariff announcements and exhibited strong secular growth trends in an uncertain macro-economic environment.
Positive contributions were led by security selection in the Technology, Industrials, and Health Care Industries. Allocations to Axon Enterprises Inc. and MercadoLibre, Inc. also contributed to performance.
Detractors were led by security selection in the Financials Industry, and in the Energy Industry, as renewable energy projects faced lower subsidies. Allocations to e.l.f. Beauty, Inc. and Trade Desk, Inc. also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. Weights in Axon Enterprise, Inc., DexCom (new addition) and Spotify Technology increased, while weights in Trade Desk, Inc., First Solar, Inc. (sold out of position) and Amazon.com, Inc., decreased.
Overall, the market capitalization exposure of the portfolio shifted slightly lower, with exposure to large capitalization companies decreasing, and allocations to mid-capitalized companies increasing due to security appreciation and new additions to the portfolio during the period. Exposure to companies economically exposed to semiconductors and media agencies decreased, and exposure to defense and digital services increased.

Top Contributors
↑	Axon Enterprise, Inc.
↑	MercadoLibre, Inc.
↑	Tesla, Inc.

Top Detractors
↓	e.l.f. Beauty, Inc.
↓	Trade Desk, Inc.
↓	Advanced Micro Devices, Inc.
PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve eased monetary policy, a strong labor market supported consumer spend and stable economic growth, and the broadening of Artificial Intelligence use cases began to benefit industries beyond the information technology sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Investor Class (without sales charge)	31.70	8.30	16.07
Russell 3000® Total Return	15.30	15.96	13.72
Russell 3000® Growth Total Return	16.99	17.57	17.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.

Net Assets	$ 146,230,927
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 815,593
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$146,230,927
Number of Holdings	37
Net Advisory Fee	$815,593
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corporation	8.8%
Axon Enterprise, Inc.	7.7%
MercadoLibre, Inc.	7.5%
Tesla, Inc.	6.8%
Shopify, Inc.	6.0%
Meta Platforms, Inc.	5.1%
Amazon.com, Inc.	4.5%
Netflix, Inc.	4.1%
The Trade Desk, Inc.	3.8%
Uber Technologies, Inc.	3.8%

Updated Prospectus Web Address	https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Growth Fund
Class Name	Institutional Class
Trading Symbol	ZVNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.00%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its benchmark, the  Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher-than-benchmark exposure to small and medium capitalized companies and security selection in large capitalized companies contributed to performance during the period. The exposure to small and medium capitalized companies was notable during the second quarter of 2025, as the market sought companies with less exposure to the recent tariff announcements and exhibited strong secular growth trends in an uncertain macro-economic environment.
Positive contributions were led by security selection in the Technology, Industrials, and Health Care Industries. Allocations to Axon Enterprises Inc. and MercadoLibre, Inc. also contributed to performance.
Detractors were led by security selection in the Financials Industry, and in the Energy Industry, as renewable energy projects faced lower subsidies. Allocations to e.l.f. Beauty, Inc. and Trade Desk, Inc. also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. Weights in Axon Enterprise, Inc., DexCom (new addition) and Spotify Technology increased, while weights in Trade Desk, Inc., First Solar, Inc. (sold out of position) and Amazon.com, Inc., decreased.
Overall, the market capitalization exposure of the portfolio shifted slightly lower, with exposure to large capitalization companies decreasing, and allocations to mid-capitalized companies increasing due to security appreciation and new additions to the portfolio during the period. Exposure to companies economically exposed to semiconductors and media agencies decreased, and exposure to defense and digital services increased.

Top Contributors
↑	Axon Enterprise, Inc.
↑	MercadoLibre, Inc.
↑	Tesla, Inc.

Top Detractors
↓	e.l.f. Beauty, Inc.
↓	Trade Desk, Inc.
↓	Advanced Micro Devices, Inc.
PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve eased monetary policy, a strong labor market supported consumer spend and stable economic growth, and the broadening of Artificial Intelligence use cases began to benefit industries beyond the information technology sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Institutional Class (without sales charge)	32.08	8.62	16.39
Russell 3000® Total Return	15.30	15.96	13.72
Russell 3000® Growth Total Return	16.99	17.57	17.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.

Net Assets	$ 146,230,927
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 815,593
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$146,230,927
Number of Holdings	37
Net Advisory Fee	$815,593
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corporation	8.8%
Axon Enterprise, Inc.	7.7%
MercadoLibre, Inc.	7.5%
Tesla, Inc.	6.8%
Shopify, Inc.	6.0%
Meta Platforms, Inc.	5.1%
Amazon.com, Inc.	4.5%
Netflix, Inc.	4.1%
The Trade Desk, Inc.	3.8%
Uber Technologies, Inc.	3.8%

Updated Prospectus Web Address	https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/
Investor Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Genea Fund
Class Name	Investor Class
Trading Symbol	ZVGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$157	1.30%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its benchmark, the Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher-than-benchmark exposure to small and medium capitalized companies and security selection in large capitalized companies contributed to performance during the period. The exposure to small and medium capitalized companies was notable during the second quarter of 2025, as the market sought companies with less exposure to the recent tariff announcements and exhibited strong secular growth trends in an uncertain macro-economic environment.
Positive contributions were led by security selection in the Technology and Industrials Industries and relative underweight to the Healthcare Industry. Allocations to Axon Enterprises Inc. and Tesla, Inc. also contributed to performance.
Detractors were led by security selection in the Energy Industry, as renewable energy projects faced lower subsidies, and an underweight to the Financials Industry, which benefitted from higher net interest rate margins. Allocations to ASML Holdings NV and MongoDB Inc., also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. Weights in Axon Enterprise, Inc., Pinterest, Inc. (new addition) and Spotify Technology increased, while weights in Amazon.com, Inc., Trade Desk, Inc. and MongoDB, Inc. (sold out of position) decreased.
Overall, the market capitalization exposure of the portfolio shifted lower, with exposure to large capitalization companies decreasing, and allocations to mid- and small-capitalized companies increasing due to security appreciation and new additions to the portfolio during the period. Exposure to companies economically exposed to retailing and media agencies decreased, and exposure to defense and digital services increased.

Top Contributors
↑	Axon Enterprise, Inc.
↑	Tesla, Inc.
↑	MercadoLibre, Inc.

Top Detractors
↓	ASML Holding NV
↓	MongoDB, Inc.
↓	Advanced Micro Devices, Inc.
PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve eased monetary policy, a strong labor market supported consumer spend and stable economic growth, and the broadening of Artificial Intelligence use cases began to benefit industries beyond the information technology sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Investor Class (without sales charge)	41.61	11.12	19.29
Russell 3000® Total Return	15.30	15.96	13.72
Russell 3000® Growth Total Return	16.99	17.57	17.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.

Net Assets	$ 77,197,609
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 324,362
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$77,197,609
Number of Holdings	28
Net Advisory Fee	$324,362
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corporation	9.5%
Axon Enterprise, Inc.	8.5%
Tesla, Inc.	8.1%
MercadoLibre, Inc.	8.0%
Shopify, Inc.	7.1%
Netflix, Inc.	5.0%
The Trade Desk, Inc.	4.7%
Amazon.com, Inc.	4.6%
Snowflake Inc.	4.4%
Spotify Technology S.A.	4.3%

Updated Prospectus Web Address	https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Genea Fund
Class Name	Institutional Class
Trading Symbol	ZVGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$121	1.00%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025,  the Fund outperformed its benchmark, the Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher-than-benchmark exposure to small and medium capitalized companies and security selection in large capitalized companies contributed to performance during the period. The exposure to small and medium capitalized companies was notable during the second quarter of 2025, as the market sought companies with less exposure to the recent tariff announcements and exhibited strong secular growth trends in an uncertain macro-economic environment.
Positive contributions were led by security selection in the Technology and Industrials Industries and relative underweight to the Healthcare Industry. Allocations to Axon Enterprises Inc. and Tesla, Inc. also contributed to performance.
Detractors were led by security selection in the Energy Industry, as renewable energy projects faced lower subsidies, and an underweight to the Financials Industry, which benefitted from higher net interest rate margins. Allocations to ASML Holdings NV and MongoDB Inc., also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. Weights in Axon Enterprise, Inc., Pinterest, Inc. (new addition) and Spotify Technology increased, while weights in Amazon.com, Inc., Trade Desk, Inc. and MongoDB, Inc. (sold out of position) decreased.
Overall, the market capitalization exposure of the portfolio shifted lower, with exposure to large capitalization companies decreasing, and allocations to mid- and small-capitalized companies increasing due to security appreciation and new additions to the portfolio during the period. Exposure to companies economically exposed to retailing and media agencies decreased, and exposure to defense and digital services increased.

Top Contributors
↑	Axon Enterprise, Inc.
↑	Tesla, Inc.
↑	MercadoLibre, Inc.

Top Detractors
↓	ASML Holding NV
↓	MongoDB, Inc.
↓	Advanced Micro Devices, Inc.
PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve eased monetary policy, a strong labor market supported consumer spend and stable economic growth, and the broadening of Artificial Intelligence use cases began to benefit industries beyond the information technology sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Institutional Class (without sales charge)	42.05	11.46	19.62
Russell 3000® Total Return	15.30	15.96	13.72
Russell 3000® Growth Total Return	16.99	17.57	17.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.

Net Assets	$ 77,197,609
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 324,362
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$77,197,609
Number of Holdings	28
Net Advisory Fee	$324,362
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corporation	9.5%
Axon Enterprise, Inc.	8.5%
Tesla, Inc.	8.1%
MercadoLibre, Inc.	8.0%
Shopify, Inc.	7.1%
Netflix, Inc.	5.0%
The Trade Desk, Inc.	4.7%
Amazon.com, Inc.	4.6%
Snowflake Inc.	4.4%
Spotify Technology S.A.	4.3%

Updated Prospectus Web Address	https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/